Note 16 - Segmented Information	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
16.	Segmented information

The Company operates in
one
reportable operating segment, being the acquisition and exploration of mineral resource properties.

The Company’s non-current assets are located in the following geographic locations:

	December 31, 2018	December 31, 2017
Canada	$86,372	$120,803
United States	13,673,883	5,168,856
Mexico	54,683,143	44,810,040
	$68,443,398	$50,099,699